Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001537151_SupplementTextBlock

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

August 22, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

For each respective fund, the table in the summary prospectus and the Summary section of the prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section and the table under the heading “Example” in the “Fees and expenses of the fund” section are amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Balanced Portfolio (SM)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 646
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,005
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,544
Class B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	654
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	898
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,067
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,696
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	498
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	867
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,696
Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	252
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,881
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	492
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	856
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,881
Class F-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	467
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,052
Class F-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	325
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	740
Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.16%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	668
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	864
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,074
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,670
Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	965
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,170
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	565
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,878
Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	281
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	562
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	965
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,088
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	562
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	965
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,088
Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	398
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	687
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,502
Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Class R-1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	495
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	861
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,892
Class R-2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	501
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	872
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Class R-3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	634
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,411
Class R-4
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	992
Class R-5
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	667
Class R-6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	150
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	270
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 619